Financial liabilities - Liabilities to financial institutions and similar liabilities (Details) € in Millions, kr in Millions, kr in Billions	1 Months Ended	12 Months Ended
	Jan. 31, 2019 SEK (kr) item	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 NOK (kr)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 SEK (kr) item	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)
Financial liabilities
Current liabilities					kr 6,406		kr 539	kr 2,946
Non-current liabilities					21,663		10,007	7,503
Liabilities to financial institutions and similar liabilities					28,069		10,546	10,449
Average interest rate on loans		2.60%	2.60%	3.00%
Bonds
Financial liabilities
Current liabilities					1,500			2,341
Non-current liabilities					19,080		8,534	6,237
Euro Medium-Term Note (EMTN) Program
Financial liabilities
Maximum issuing capacity | €		€ 5,000
Bonds issued					20,580		8,534	8,390
Bonds EUR with maturity 2024
Financial liabilities
Non-current liabilities					kr 5,137
Bonds EUR with maturity 2024 | Fixed interest rates
Financial liabilities
Interest rate (as a percent)		1.125%			1.125%
Bonds EUR with maturity 2028
Financial liabilities
Non-current liabilities					kr 5,147
Bonds EUR with maturity 2028 | Fixed interest rates
Financial liabilities
Interest rate (as a percent)		2.125%			2.125%
Bonds SEK I
Financial liabilities
Current liabilities								1,389
Bonds SEK II
Financial liabilities
Current liabilities								764
Bonds SEK with maturity 2019 I
Financial liabilities
Current liabilities					kr 500
Non-current liabilities							500	499
Bonds SEK with maturity 2019 II
Financial liabilities
Current liabilities					kr 1,000
Non-current liabilities							1,000	999
Bonds SEK with maturity 2019 II | Variable interest rates
Financial liabilities
Interest rate basis		STIBOR
Adjustment to interest rate basis (as a percent)		0.87%			0.87%
Bonds SEK with maturity 2020 I
Financial liabilities
Non-current liabilities					kr 1,757
Bonds SEK with maturity 2020 I | Variable interest rates
Financial liabilities
Interest rate basis		STIBOR
Adjustment to interest rate basis (as a percent)		0.51%			0.51%
Bonds SEK with maturity 2020 II
Financial liabilities
Non-current liabilities					kr 250		250	250
Bonds SEK with maturity 2020 II | Variable interest rates
Financial liabilities
Interest rate basis		STIBOR
Adjustment to interest rate basis (as a percent)		2.45%			2.45%
Bonds SEK with maturity 2021 I
Financial liabilities
Non-current liabilities					kr 1,000		1,000	1,000
Bonds SEK with maturity 2021 I | Fixed interest rates
Financial liabilities
Interest rate (as a percent)		1.875%			1.875%
Bonds SEK with maturity 2021 II
Financial liabilities
Non-current liabilities					kr 1,995		1,993	1,991
Bonds SEK with maturity 2021 II | Variable interest rates
Financial liabilities
Interest rate basis		STIBOR
Adjustment to interest rate basis (as a percent)		1.65%			1.65%
Bonds SEK with maturity 2022 I
Financial liabilities
Non-current liabilities					kr 1,699		1,699	999
Bonds SEK with maturity 2022 I | Variable interest rates
Financial liabilities
Interest rate basis		STIBOR
Adjustment to interest rate basis (as a percent)		1.55%			1.55%
Bonds SEK with maturity 2022 II
Financial liabilities
Non-current liabilities					kr 500		499	499
Bonds SEK with maturity 2023 I
Financial liabilities
Non-current liabilities					kr 400		399
Bonds SEK with maturity 2023 I | Variable interest rates
Financial liabilities
Interest rate basis		STIBOR
Adjustment to interest rate basis (as a percent)		1.45%			1.45%
Bonds SEK with maturity 2023 II
Financial liabilities
Non-current liabilities					kr 1,195		1,194
Bonds SEK with maturity 2023 II | Variable interest rates
Financial liabilities
Interest rate basis		STIBOR
Adjustment to interest rate basis (as a percent)		2.00%			2.00%
Bonds NOK
Financial liabilities
Current liabilities								188
Repayment of bonds			kr 0.2
Commercial paper
Financial liabilities
Current liabilities					kr 4,491		500	300
Maximum issuing capacity					5,000
Term of facility		12 months
European Investment Bank (EIB)
Financial liabilities
Non-current liabilities					1,283
Liabilities to financial institutions and similar liabilities | €		€ 125
Remaining facility amount | €				€ 125		€ 125
Nordic Investment Bank (NIB)
Financial liabilities
Non-current liabilities					1,324		1,273	1,235
Liabilities to financial institutions and similar liabilities | €		€ 130		€ 130		€ 130
Maximum issuing capacity	kr 2,000
Syndicated loan facilities
Financial liabilities
Non-current liabilities					kr (24)		(29)	(36)
Number of banks providing credit facility | item		10			10
Period of extension of credit facility	1 year
Number of one year extension options | item	1
Length of extension option	1 year
Remaining facility amount | €		€ 760
Development Bank of Kazakhstan
Financial liabilities
Current liabilities							17
Non-current liabilities							229	67
Erste Bank
Financial liabilities
Current liabilities					kr 60
Utilized bank overdraft facility
Financial liabilities
Current liabilities					kr 355		kr 22	kr 305